Debt and standby letters of credit facilities - Revolving Credit Facility (Details) - Revolving Credit Facility $ in Millions	1 Months Ended
Feb. 28, 2018 USD ($)
Line of Credit Facility [Line Items]
Term of credit facility	3 years
Borrowing capacity	$ 300